Shareholders' equity - Common Shares (Details)	3 Months Ended
Mar. 31, 2018 $ / shares shares
Common shares
Shareholders' equity
Shares issued	186,043,985
Shares issued - DRIP	113,654
Preferred shares
Shareholders' equity
Shares issued	0
Shares, par value (dollars per share) | $ / shares	$ 0